UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21080

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible Opportunities and Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville, Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Founder,
Chairman and Global Chief Investment Officer
Calamos Advisors LLC,
2020 Calamos Court,
Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2018

DATE OF REPORTING PERIOD: July 31, 2018

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (50.6%)
	Consumer Discretionary (8.5%)
433,000	American Greetings Corp.*
	7.875%, 02/15/25	$384,424
915,000	AV Homes, Inc.^
	6.625%, 05/15/22	943,667
1,323,000	Beverages & More, Inc.*
	11.500%, 06/15/22	1,058,936
1,165,000	Boyd Gaming Corp.*
	6.000%, 08/15/26	1,174,023
1,200,000	Caesars Resort Collection, LLC /
	CRC Finco, Inc.*^
	5.250%, 10/15/25	1,156,932
	CCO Holdings, LLC / CCO
	Holdings Capital Corp.
2,508,000	5.125%, 05/01/27*^	2,398,112
954,000	5.750%, 09/01/23	971,000
526,000	5.000%, 02/01/28*^	494,693
	Century Communities, Inc.
2,301,000	5.875%, 07/15/25	2,176,251
1,337,000	6.875%, 05/15/22	1,368,299
3,344,000	Dana Financing Luxembourg Sarl*
	6.500%, 06/01/26	3,393,575
	DISH DBS Corp.^
1,726,000	5.875%, 11/15/24	1,442,669
1,131,000	7.750%, 07/01/26	989,885
2,218,000	Eldorado Resorts, Inc.^
	6.000%, 04/01/25	2,249,584
1,156,000	ESH Hospitality, Inc.*
	5.250%, 05/01/25	1,122,649
605,000	GameStop Corp.*^
	6.750%, 03/15/21	617,236
	GLP Capital, LP / GLP Financing
	II, Inc.^
1,195,000	5.250%, 06/01/25µ	1,220,041
502,000	5.750%, 06/01/28	511,651
979,000	goeasy, Ltd.*µ
	7.875%, 11/01/22	1,029,727
1,244,000	Guitar Center Escrow Issuer, Inc.*
	9.500%, 10/15/21	1,220,028
2,331,000	Hasbro, Inc.
	6.600%, 07/15/28	2,669,321
3,693,000	L Brands, Inc.
	6.875%, 11/01/35	3,186,136
2,737,000	Lennar Corp.µ
	6.625%, 05/01/20	2,865,803
1,313,000	M/I Homes, Inc.
	5.625%, 08/01/25	1,239,649
2,503,000	Mattel, Inc.*^
	6.750%, 12/31/25	2,433,817
1,136,000	Mclaren Finance, PLC*
	5.750%, 08/01/22	1,130,933
1,877,000	Meritage Homes Corp.
	7.000%, 04/01/22	2,027,329
2,459,000	MGM Resorts International^
	6.750%, 10/01/20	2,595,634
2,262,000	Penske Automotive Group, Inc.
	5.375%, 12/01/24	2,224,021
	PetSmart, Inc.*^
1,569,000	5.875%, 06/01/25	1,245,009
256,000	8.875%, 06/01/25	176,257
	Rite Aid Corp.
2,641,000	7.700%, 02/15/27	2,315,735
733,000	6.125%, 04/01/23*^	739,498
PRINCIPAL AMOUNT		VALUE
3,359,000	Royal Caribbean Cruises, Ltd.^µ
	7.500%, 10/15/27	$4,025,728
2,149,000	Salem Media Group, Inc.*
	6.750%, 06/01/24	1,951,776
1,436,000	Sally Holdings, LLC / Sally
	Capital, Inc.^µ
	5.625%, 12/01/25	1,343,816
3,442,000	Service Corp. International
	7.500%, 04/01/27	3,848,294
1,195,000	Sotheby's*
	4.875%, 12/15/25	1,147,093
2,949,000	Taylor Morrison Communities,
	Inc.*
	5.250%, 04/15/21	2,957,773
984,000	VOC Escrow, Ltd.*^µ
	5.000%, 02/15/28	947,804
		66,994,808
	Consumer Staples (2.4%)
492,000	Albertsons Companies, Inc.*^µ‡
	6.085%, 01/15/24
	3 mo. USD LIBOR + 3.75%	498,443
1,210,000	Albertsons Companies, LLC /
	Safeway, Inc. / New Albertson's,
	Inc. / Albertson's, LLC^
	5.750%, 03/15/25	1,090,125
1,918,000	Fresh Market, Inc.*^
	9.750%, 05/01/23	1,362,605
	JBS USA LUX, SA / JBS USA
	Finance, Inc.*
7,670,000	7.250%, 06/01/21	7,755,099
1,721,000	6.750%, 02/15/28	1,639,545
	New Albertson's, Inc.
1,441,000	7.450%, 08/01/29^	1,200,980
570,000	8.000%, 05/01/31^	486,968
310,000	7.750%, 06/15/26	270,591
	Pilgrim's Pride Corp.*^
1,893,000	5.875%, 09/30/27	1,779,836
497,000	5.750%, 03/15/25	477,130
	Post Holdings, Inc.*^
1,229,000	5.750%, 03/01/27	1,200,045
246,000	5.625%, 01/15/28	234,994
	Simmons Foods, Inc.*
708,000	7.750%, 01/15/24	733,006
566,000	5.750%, 11/01/24^	468,965
		19,198,332
	Energy (8.1%)
354,000	Berry Petroleum Company, LLC*
	7.000%, 02/15/26	368,965
2,016,000	Blue Racer Midstream, LLC / Blue
	Racer Finance Corp.*
	6.125%, 11/15/22	2,048,095
726,000	Bruin E&P Partners, LLC*
	8.875%, 08/01/23	733,903
1,229,000	Buckeye Partners, LP^µ‡
	6.375%, 01/22/78
	3 mo. USD LIBOR + 4.02%	1,133,015
2,385,000	Calfrac Holdings, LP*
	8.500%, 06/15/26	2,305,711
1,800,000	California Resources Corp.*^
	8.000%, 12/15/22	1,620,045
1,826,000	Carrizo Oil & Gas, Inc.^
	6.250%, 04/15/23	1,863,378

See accompanying Notes to Schedule of Investments

1

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,180,000	Chaparral Energy, Inc.*
	8.750%, 07/15/23	$1,186,307
1,224,000	Chesapeake Energy Corp.^
	8.000%, 01/15/25	1,255,897
251,000	CONSOL Energy, Inc.*
	11.000%, 11/15/25	278,217
2,410,000	DCP Midstream Operating, LP*^‡
	5.850%, 05/21/43
	3 mo. USD LIBOR + 3.85%	2,214,609
492,000	DCP Midstream, LP^‡
	7.375%, 12/15/22
	3 mo. USD LIBOR + 5.15%	488,814
	Denbury Resources, Inc.^
1,023,000	5.500%, 05/01/22	929,426
698,000	9.250%, 03/31/22*	740,979
531,000	Diamond Offshore Drilling, Inc.^
	7.875%, 08/15/25	552,014
	Energy Transfer Equity, LP^
1,869,000	5.875%, 01/15/24µ	1,952,815
310,000	5.500%, 06/01/27	318,150
2,488,000	Energy Transfer Partners, LP^‡
	5.361%, 11/01/66
	3 mo. USD LIBOR + 3.02%	2,156,947
	Enterprise Products Operating,
	LLCµ‡
1,918,000	4.875%, 08/16/77^
	3 mo. USD LIBOR + 2.99%	1,835,210
477,000	5.375%, 02/15/78
	3 mo. USD LIBOR + 2.57%	447,994
	EP Energy, LLC / Everest
	Acquisition Finance, Inc.*
984,000	7.750%, 05/15/26^	1,006,258
885,000	9.375%, 05/01/24	730,183
	Genesis Energy, LP / Genesis
	Energy Finance Corp.^
1,229,000	6.250%, 05/15/26	1,160,637
1,180,000	6.500%, 10/01/25	1,144,960
	Gulfport Energy Corp.^
1,180,000	6.375%, 05/15/25	1,152,294
708,000	6.000%, 10/15/24	689,974
969,000	Halcon Resources Corp.
	6.750%, 02/15/25	903,404
1,180,000	HighPoint Operating Corp.
	7.000%, 10/15/22	1,186,726
1,593,000	Lonestar Resources America,
	Inc.*
	11.250%, 01/01/23	1,714,474
1,180,000	Magnolia Oil & Gas Operating,
	LLC / Magnolia Oil & Gas Finance
	Corp.*
	6.000%, 08/01/26	1,188,661
979,000	McDermott Technologies
	Americas, Inc. / McDermott
	Technology U.S., Inc.*
	10.625%, 05/01/24	1,016,956
448,000	Moss Creek Resources Holdings,
	Inc.*
	7.500%, 01/15/26	440,196
123,000	Nabors Industries, Inc.*^µ
	5.750%, 02/01/25	116,499
841,000	Oasis Petroleum, Inc.*^
	6.250%, 05/01/26	845,461
1,220,000	Par Petroleum, LLC / Petroleum
	Finance Corp.*
	7.750%, 12/15/25	1,235,860
1,229,000	PDC Energy, Inc.µ
	5.750%, 05/15/26	1,217,540
PRINCIPAL AMOUNT		VALUE
1,081,500	Petroleum Geo-Services, ASA*^
	7.375%, 12/15/20	$1,093,061
1,210,000	Plains All American Pipeline,
	LPµ‡
	6.125%, 11/15/22
	3 mo. USD LIBOR + 4.11%	1,185,752
492,000	QEP Resources, Inc.^
	5.625%, 03/01/26	474,605
4,918,000	SEACOR Holdings, Inc.
	7.375%, 10/01/19	5,091,163
1,844,000	SESI, LLC^
	7.750%, 09/15/24	1,907,673
516,000	SM Energy Company^
	6.750%, 09/15/26	527,486
1,023,000	Southwestern Energy Company^
	7.500%, 04/01/26	1,063,056
782,000	Sunoco, LP / Sunoco Finance
	Corp.*^
	5.500%, 02/15/26	748,292
241,000	Targa Resources Partners, LP /
	Targa Resources Partners
	Finance Corp.*^
	5.875%, 04/15/26	246,580
246,000	TransMontaigne Partners, LP /
	TLP Finance Corp.
	6.125%, 02/15/26	243,921
236,000	Transocean Pontus, Ltd.*
	6.125%, 08/01/25	240,429
1,146,000	Transocean, Inc.*^
	7.500%, 01/15/26	1,174,879
1,279,000	Vine Oil & Gas, LP / Vine Oil &
	Gas Finance Corp.*^
	8.750%, 04/15/23	1,185,659
	W&T Offshore, Inc.*
1,436,939	8.500%, 06/15/21
	10.000% PIK rate	1,383,442
1,018,046	9.000%, 05/15/20
	10.750% PIK rate	1,037,704
2,538,000	Weatherford International, Ltd.^
	8.250%, 06/15/23	2,528,660
1,205,000	Whiting Petroleum Corp.^µ
	6.625%, 01/15/26	1,248,422
	WildHorse Resource
	Development Corp.
1,505,000	6.875%, 02/01/25	1,525,837
472,000	6.875%, 02/01/25*	478,981
		63,566,176
	Financials (7.4%)
2,390,000	Acrisure, LLC / Acrisure Finance,
	Inc.*
	7.000%, 11/15/25	2,170,311
3,489,000	Ally Financial, Inc.
	8.000%, 11/01/31	4,222,650
1,229,000	Amwins Group, Inc.*
	7.750%, 07/01/26	1,287,543
2,179,000	Ardonagh Midco 3, PLC*^
	8.625%, 07/15/23	2,231,372
2,164,000	AssuredPartners, Inc.*
	7.000%, 08/15/25	2,096,743
1,215,000	Bank of America Corp.µ‡
	5.875%, 03/15/28
	3 mo. USD LIBOR + 2.93%	1,204,660
1,180,000	Bank of Nova Scotia^µ‡
	4.650%, 10/12/22
	3 mo. USD LIBOR + 2.65%	1,078,083

See accompanying Notes to Schedule of Investments

2

Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
2,023,000	Brookfield Residential Properties,
	Inc.*
	6.375%, 05/15/25	$2,023,162
2,360,000	Charles Schwab Corp.^µ‡
	5.000%, 12/01/27
	3 mo. USD LIBOR + 2.58%	2,288,421
1,082,000	CyrusOne, LP / CyrusOne
	Finance Corp.µ
	5.375%, 03/15/27	1,077,196
2,149,000	Dell International, LLC / EMC
	Corp.*µ
	6.020%, 06/15/26	2,274,126
1,215,000	Discover Financial Services^µ‡
	5.500%, 10/30/27
	3 mo. USD LIBOR + 3.08%	1,192,383
1,967,000	Equinix, Inc.
	5.375%, 04/01/23	2,021,683
482,000	Greystar Real Estate Partners,
	LLC*
	5.750%, 12/01/25	467,853
1,229,000	HUB International, Ltd.*
	7.000%, 05/01/26	1,234,813
1,795,000	ILFC E-Capital Trust II*‡
	4.820%, 12/21/65
	3 mo. USD LIBOR + 1.80%	1,649,749
2,646,000	Iron Mountain, Inc.*^µ
	5.250%, 03/15/28	2,451,069
	Jefferies Finance, LLC*
2,803,000	7.375%, 04/01/20	2,860,307
2,557,000	7.250%, 08/15/24	2,510,245
1,146,000	Ladder Capital Finance Holdings
	LLLP / Ladder Capital Finance
	Corp.*^µ
	5.250%, 10/01/25	1,075,452
1,023,000	Level 3 Financing, Inc.^
	5.375%, 05/01/25	998,709
1,269,000	LPL Holdings, Inc.*
	5.750%, 09/15/25	1,235,549
	MetLife, Inc.
2,051,000	6.400%, 12/15/36µ	2,183,833
123,000	5.875%, 03/15/28^‡
	3 mo. USD LIBOR + 2.96%	126,237
2,252,000	Nationstar Mortgage, LLC /
	Nationstar Capital Corp.
	6.500%, 07/01/21	2,258,666
	Navient Corp.^
1,475,000	6.750%, 06/25/25	1,467,691
622,000	6.500%, 06/15/22	635,236
1,062,000	NexBank Capital, Inc.*‡&
	6.375%, 09/30/27
	3 mo. USD LIBOR + 4.59%	1,072,333
1,795,000	Oil Insurance, Ltd.*‡
	5.319%, 08/31/18
	3 mo. USD LIBOR + 2.98%	1,704,721
2,341,000	Quicken Loans, Inc.*^µ
	5.750%, 05/01/25	2,334,633
1,279,000	Simmons First National Corp.‡
	5.000%, 04/01/28
	3 mo. USD LIBOR + 2.15%	1,269,267
	Springleaf Finance Corp.^
1,613,000	6.875%, 03/15/25	1,638,123
1,028,000	8.250%, 10/01/23	1,139,718
659,000	Towne Bank‡
	4.500%, 07/30/27
	3 mo. USD LIBOR + 2.55%	651,422
PRINCIPAL AMOUNT		VALUE
2,459,000	Tronox Finance, PLC*
	5.750%, 10/01/25	$2,374,152
		58,508,111
	Health Care (6.0%)
2,262,000	Acadia Healthcare Company,
	Inc.^
	5.625%, 02/15/23	2,281,136
	Bausch Health Cos., Inc.*
2,429,000	8.500%, 01/31/27	2,500,510
2,410,000	9.000%, 12/15/25^	2,557,528
1,259,000	7.500%, 07/15/21^	1,285,263
1,180,000	9.250%, 04/01/26^	1,256,523
	Community Health Systems, Inc.
3,731,000	8.125%, 06/30/24*^	3,073,654
338,000	6.875%, 02/01/22	166,080
3,570,000	DaVita, Inc.^
	5.125%, 07/15/24	3,475,913
3,246,000	Endo DAC / Endo Finance, LLC /
	Endo Finco, Inc.*^
	6.000%, 07/15/23	2,764,764
667,000	Endo Finance, LLC / Endo Finco,
	Inc.*
	7.250%, 01/15/22	630,335
	HCA, Inc.
7,160,000	5.875%, 05/01/23^	7,502,677
1,156,000	7.500%, 11/06/33	1,238,105
1,136,000	Horizon Pharma, Inc. / Horizon
	Pharma USA, Inc.*^
	8.750%, 11/01/24	1,212,669
1,229,000	Magellan Health, Inc.µ
	4.400%, 09/22/24	1,200,592
1,623,000	Mallinckrodt International Finance,
	SA / Mallinckrodt CB, LLC*^
	5.625%, 10/15/23	1,400,762
507,000	Team Health Holdings, Inc.*^
	6.375%, 02/01/25	444,043
	Tenet Healthcare Corp.^
3,457,000	6.750%, 06/15/23	3,513,868
2,395,000	5.125%, 05/01/25	2,327,629
2,213,000	Teva Pharmaceutical Finance
	Company, BVµ
	2.950%, 12/18/22	2,041,094
3,729,000	Teva Pharmaceutical Finance IV,
	BVµ
	3.650%, 11/10/21	3,600,760
511,000	Teva Pharmaceutical Finance IV,
	LLC^µ
	2.250%, 03/18/20	497,545
1,254,000	Teva Pharmaceutical Finance
	Netherlands III, BV^µ
	6.000%, 04/15/24	1,301,602
1,033,000	West Street Merger Sub, Inc.*^
	6.375%, 09/01/25	1,011,653
		47,284,705
	Industrials (5.3%)
1,426,000	ACCO Brands Corp.*
	5.250%, 12/15/24	1,415,740
	Allison Transmission, Inc.*µ
811,000	4.750%, 10/01/27^	756,112
516,000	5.000%, 10/01/24	507,643
708,000	Apergy Corp.*
	6.375%, 05/01/26	723,236

See accompanying Notes to Schedule of Investments

3

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,229,000	ARD Securities Finance Sarl*
	8.750%, 01/31/23
	8.750% PIK rate	$1,232,214
1,224,000	Beacon Roofing Supply, Inc.*^
	4.875%, 11/01/25	1,143,614
1,205,000	Bombardier, Inc.*^
	7.500%, 12/01/24	1,283,192
	Covanta Holding Corp.
1,377,000	5.875%, 03/01/24	1,380,236
285,000	5.875%, 07/01/25^	279,812
1,229,000	Delphi Technologies, PLC*
	5.000%, 10/01/25	1,165,289
713,000	Energizer Gamma Acquisition,
	Inc.*^µ
	6.375%, 07/15/26	733,581
1,210,000	Fly Leasing, Ltd.
	5.250%, 10/15/24	1,143,789
246,000	FXI Holdings, Inc.*
	7.875%, 11/01/24	241,391
2,169,000	Garda World Security Corp.*
	7.250%, 11/15/21	2,162,038
2,419,000	Golden Nugget, Inc.*
	6.750%, 10/15/24	2,416,182
1,657,000	Gray Television, Inc.*^
	5.875%, 07/15/26	1,622,294
1,195,000	Great Lakes Dredge & Dock Corp.
	8.000%, 05/15/22	1,234,602
1,805,000	H&E Equipment Services, Inc.^
	5.625%, 09/01/25	1,791,553
	Hertz Corp.
1,200,000	7.375%, 01/15/21^	1,189,044
266,000	7.625%, 06/01/22*	261,024
	Icahn Enterprises, LP
1,308,000	6.750%, 02/01/24^	1,337,227
1,229,000	6.375%, 12/15/25µ	1,238,598
393,000	James Hardie International
	Finance, Ltd.*^
	4.750%, 01/15/25	385,661
1,229,000	Jeld-Wen, Inc.*
	4.625%, 12/15/25	1,170,758
615,000	JPW Industries Holding Corp.*
	9.000%, 10/01/24	627,303
2,019,000	Meritor, Inc.^
	6.250%, 02/15/24	2,027,742
1,244,000	Multi-Color Corp.*^
	4.875%, 11/01/25	1,158,096
1,721,000	Navistar International Corp.*^
	6.625%, 11/01/25	1,800,286
	Park Aerospace Holdings, Ltd.*^
1,052,000	5.500%, 02/15/24	1,041,811
767,000	4.500%, 03/15/23	736,477
2,164,000	Park-Ohio Industries, Inc.^
	6.625%, 04/15/27	2,199,857
1,170,000	Scientific Games International,
	Inc.*^
	5.000%, 10/15/25	1,127,570
772,000	Tennant Company
	5.625%, 05/01/25	772,560
241,000	Titan Acquisition, Ltd. / Titan Co-
	Borrower, LLC*
	7.750%, 04/15/26	216,435
393,000	TransDigm UK Holdings, PLC*^
	6.875%, 05/15/26	404,028
1,898,000	United Rentals North America,
	Inc.^µ
	4.875%, 01/15/28	1,774,905
PRINCIPAL AMOUNT		VALUE
605,000	Waste Pro USA, Inc.*
	5.500%, 02/15/26	$578,537
		41,280,437
	Information Technology (2.1%)
1,820,000	Alliance Data Systems Corp.*
	5.875%, 11/01/21	1,859,139
	Cardtronics, Inc.
974,000	5.500%, 05/01/25*	872,582
956,000	5.125%, 08/01/22	915,877
1,662,000	CBS Radio, Inc.*^
	7.250%, 11/01/24	1,569,377
1,082,000	CDK Global, Inc.^µ
	4.875%, 06/01/27	1,062,362
3,029,000	Clear Channel Worldwide
	Holdings, Inc.^
	7.625%, 03/15/20	3,038,901
1,106,000	CommScope Technologies, LLC*^
	6.000%, 06/15/25	1,135,370
1,254,000	Harland Clarke Holdings Corp.*^
	8.375%, 08/15/22	1,200,918
	Nuance Communications, Inc.^µ
1,362,000	5.625%, 12/15/26	1,355,687
1,180,000	6.000%, 07/01/24	1,204,715
1,229,000	TTM Technologies, Inc.*^
	5.625%, 10/01/25	1,220,176
1,047,000	VFH Parent, LLC*^
	6.750%, 06/15/22	1,079,132
		16,514,236
	Materials (3.4%)
2,133,000	AK Steel Corp.^
	6.375%, 10/15/25	1,971,638
	Alcoa Nederland Holding, BV*^
1,893,000	7.000%, 09/30/26µ	2,049,172
197,000	6.125%, 05/15/28	204,157
3,860,000	ArcelorMittal, SA^
	7.000%, 10/15/39	4,385,500
1,426,000	Arconic, Inc.^µ
	5.125%, 10/01/24	1,424,610
2,188,000	Ardagh Packaging Finance, PLC /
	Ardagh Holdings USA, Inc.*^
	6.000%, 02/15/25	2,138,825
472,000	Baffinland Iron Mines Corp. /
	Baffinland Iron Mines, LP*
	8.750%, 07/15/26	473,126
441,000	Cleveland-Cliffs, Inc.
	5.900%, 03/15/20	448,402
236,000	Commercial Metals Company*µ
	5.750%, 04/15/26	229,654
	First Quantum Minerals, Ltd.*
736,000	7.000%, 02/15/21^	744,405
590,000	7.250%, 04/01/23	590,133
1,770,000	INEOS Group Holdings, SA*^
	5.625%, 08/01/24	1,754,636
713,000	JW Aluminum Continuous Cast
	Company*
	10.250%, 06/01/26	711,542
752,000	Kinross Gold Corp.µ
	4.500%, 07/15/27	695,461
1,111,000	New Gold, Inc.*^
	6.375%, 05/15/25	1,020,659
2,837,000	PBF Holding Company, LLC /
	PBF Finance Corp.^
	7.250%, 06/15/25	2,982,339

See accompanying Notes to Schedule of Investments

4

Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
2,311,000	PH Glatfelter Companyµ
	5.375%, 10/15/20	$2,327,628
	United States Steel Corp.^
2,356,000	6.875%, 08/15/25	2,413,204
492,000	6.250%, 03/15/26	492,977
		27,058,068
	Real Estate (0.6%)
1,050,000	Crescent Communities,
	LLC/Crescent Ventures, Inc.*
	8.875%, 10/15/21	1,109,147
2,262,000	MPT Operating Partnership, LP /
	MPT Finance Corp.µ
	5.000%, 10/15/27	2,192,885
1,229,000	Starwood Property Trust, Inc.*^
	4.750%, 03/15/25	1,215,118
		4,517,150
	Telecommunication Services (5.7%)
984,000	Altice Financing, SA*^
	7.500%, 05/15/26	961,654
2,287,000	Altice France, SA*^
	7.375%, 05/01/26	2,263,844
	Altice Luxembourg, SA*^
472,000	7.750%, 05/15/22	471,509
393,000	7.625%, 02/15/25	366,410
1,497,000	Altice US Finance I Corp.*^µ
	5.500%, 05/15/26	1,471,536
662,000	Block Communications, Inc.*
	6.875%, 02/15/25	662,692
1,318,000	CB Escrow Corp.*
	8.000%, 10/15/25	1,207,749
393,000	Cequel Communications Holdings
	I, LLC / Cequel Capital Corp.*^
	7.500%, 04/01/28	406,128
413,000	Cincinnati Bell, Inc.*^
	7.000%, 07/15/24	368,563
1,259,000	Consolidated Communications,
	Inc.^
	6.500%, 10/01/22	1,178,260
3,442,000	CSC Holdings, LLC*^µ
	5.500%, 04/15/27	3,315,008
5,278,000	Embarq Corp.µ
	7.995%, 06/01/36	4,978,263
	Frontier Communications Corp.
3,074,000	11.000%, 09/15/25^	2,500,976
2,338,000	7.625%, 04/15/24	1,589,606
472,000	8.500%, 04/01/26*^	453,717
	Hughes Satellite Systems Corp.^
1,180,000	6.625%, 08/01/26	1,128,375
266,000	5.250%, 08/01/26µ	254,924
	Inmarsat Finance, PLC*^
934,000	4.875%, 05/15/22	926,757
467,000	6.500%, 10/01/24	470,465
	Intelsat Jackson Holdings, SA
1,702,000	9.750%, 07/15/25*	1,820,008
1,131,000	7.500%, 04/01/21^	1,137,831
969,000	8.000%, 02/15/24*^	1,021,694
1,229,000	Qwest Corp.µ
	6.875%, 09/15/33	1,165,233
502,000	SBA Communications Corp.^
	4.000%, 10/01/22	487,128
	Sprint Corp.^
5,901,000	7.875%, 09/15/23	6,300,085
2,144,000	7.125%, 06/15/24	2,204,911
PRINCIPAL AMOUNT		VALUE
1,205,000	T-Mobile USA, Inc.µ
	4.750%, 02/01/28	$1,118,439
246,000	Telecom Italia Capital, SA^
	6.000%, 09/30/34	244,060
1,756,000	United States Cellular Corp.^
	6.700%, 12/15/33	1,811,551
492,000	Wind Tre, S.p.A.*^
	5.000%, 01/20/26	444,035
	Windstream Services, LLC /
	Windstream Finance Corp.
1,182,000	8.625%, 10/31/25*	1,112,374
386,000	7.750%, 10/01/21	297,218
329,000	10.500%, 06/30/24*	330,328
		44,471,331
	Utilities (1.1%)
295,000	NGPL PipeCo, LLC*^µ
	4.875%, 08/15/27	295,370
	NRG Energy, Inc.
2,070,000	6.625%, 01/15/27	2,144,489
731,000	5.750%, 01/15/28*^	725,930
2,311,000	PPL Capital Funding, Inc.^µ‡
	4.999%, 03/30/67
	3 mo. USD LIBOR + 2.67%	2,286,365
713,000	Talen Energy Supply, LLC*^
	10.500%, 01/15/26	618,463
1,229,000	TerraForm Power Operating, LLC*
	5.000%, 01/31/28	1,159,236
1,033,000	Vistra Energy Corp.*^
	8.125%, 01/30/26	1,137,633
		8,367,486
	TOTAL CORPORATE BONDS
	(Cost $404,533,188)	397,760,840
CONVERTIBLE BONDS (69.0%)
	Consumer Discretionary (10.0%)
8,000,000	Booking Holdings, Inc.~
	0.350%, 06/15/20	12,375,440
3,200,000	Ctrip.com International, Ltd.
	1.000%, 07/01/20	3,181,488
	DISH Network Corp.^
9,500,000	2.375%, 03/15/24	8,240,965
3,750,000	3.375%, 08/15/26	3,418,388
	Liberty Interactive, LLC
2,371,842	4.000%, 11/15/29	1,627,131
1,700,000	3.750%, 02/15/30	1,156,782
	Liberty Media Corp.
8,550,000	1.375%, 10/15/23	10,883,552
5,350,000	2.250%, 09/30/46	2,900,743
2,750,000	Liberty Media Corp. / Liberty
	Formula One
	1.000%, 01/30/23	3,109,356
3,250,000	Marriott Vacations Worldwide
	Corp.*
	1.500%, 09/15/22	3,377,319
3,850,000	RH*
	0.000%, 06/15/23	3,575,072
24,350,000	Tesla, Inc.
	1.250%, 03/01/21	24,915,650
		78,761,886
	Energy (3.5%)
2,600,000	Helix Energy Solutions Group, Inc.
	4.125%, 09/15/23	3,401,255

See accompanying Notes to Schedule of Investments

5

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
5,250,000		Nabors Industries, Inc.^
		0.750%, 01/15/24	$4,107,390
5,186,000		Oil States International, Inc.*^
		1.500%, 02/15/23	5,634,719
4,700,000		PDC Energy, Inc.^
		1.125%, 09/15/21	4,924,731
5,370,000		SM Energy Company
		1.500%, 07/01/21	5,664,732
		SunEdison, Inc.@
9,411,000		0.250%, 01/15/20	211,559
898,000		2.000%, 10/01/18	20,120
3,000,000		TOTAL, SA
		0.500%, 12/02/22	3,429,765
			27,394,271
		Financials (2.9%)
5,500,000		Ares Capital Corp.^
		3.750%, 02/01/22	5,532,890
3,475,000		Hope Bancorp, Inc.*
		2.000%, 05/15/38	3,314,611
3,255,000		IAC FinanceCo, Inc.*
		0.875%, 10/01/22	3,672,161
7,000,000		JPMorgan Chase Financial
		Company, LLC (Voya Financial,
		Inc.)§
		0.250%, 05/01/23	6,869,380
3,125,000		TCP Capital Corp.
		4.625%, 03/01/22	3,148,797
			22,537,839
		Health Care (11.1%)
9,961,000		BioMarin Pharmaceutical, Inc.^
		1.500%, 10/15/20	12,156,902
5,473,000	CAD	Canopy Growth Corp.*
		4.250%, 07/15/23	4,123,104
2,700,000		Flexion Therapeutics, Inc.
		3.375%, 05/01/24	3,135,807
6,250,000		Illumina, Inc.^
		0.000%, 06/15/19	8,147,125
		Innoviva, Inc.
3,500,000		2.125%, 01/15/23	3,403,243
517,000		2.500%, 08/15/25*	548,746
1,667,000		Insmed, Inc.
		1.750%, 01/15/25	1,565,321
6,750,000		Insulet Corp.*
		1.375%, 11/15/24	7,435,091
2,900,000		Ionis Pharmaceuticals, Inc.
		1.000%, 11/15/21	2,881,208
2,500,000		Ironwood Pharmaceuticals, Inc.^
		2.250%, 06/15/22	3,364,663
3,250,000		Jazz Investments I, Ltd.^
		1.875%, 08/15/21	3,506,913
4,000,000		Ligand Pharmaceuticals, Inc.*
		0.750%, 05/15/23	4,233,720
2,750,000		Neurocrine Biosciences, Inc.
		2.250%, 05/15/24	4,056,140
4,050,000		NuVasive, Inc.
		2.250%, 03/15/21	4,593,469
7,000,000		Pacira Pharmaceuticals, Inc.
		2.375%, 04/01/22	6,972,000
2,350,000		Sarepta Therapeutics, Inc.*^
		1.500%, 11/15/24	4,132,510
3,094,000		Supernus Pharmaceuticals, Inc.*^
		0.625%, 04/01/23	3,495,601
4,000,000		Teladoc, Inc.*
		1.375%, 05/15/25	5,146,340
PRINCIPAL AMOUNT		VALUE
3,900,000	Wright Medical Group, Inc.*
	1.625%, 06/15/23	$3,832,550
		86,730,453
	Industrials (5.1%)
2,022,000	Air Lease Corp.
	3.875%, 12/01/18	3,049,884
3,750,000	Air Transport Services Group,
	Inc.*^
	1.125%, 10/15/24	3,679,781
3,650,000	Atlas Air Worldwide Holdings,
	Inc.^
	2.250%, 06/01/22	4,318,078
5,250,000	Dycom Industries, Inc.
	0.750%, 09/15/21	5,862,990
3,250,000	Echo Global Logistics, Inc.
	2.500%, 05/01/20	3,593,411
8,000,000	Greenbrier Companies, Inc.^
	2.875%, 02/01/24	9,517,480
3,250,000	Meritor, Inc.*^
	3.250%, 10/15/37	3,214,851
1,833,000	Patrick Industries, Inc.*
	1.000%, 02/01/23	1,767,195
5,200,000	Tutor Perini Corp.
	2.875%, 06/15/21	5,192,408
		40,196,078
	Information Technology (32.8%)
2,250,000	Advanced Micro Devices, Inc.
	2.125%, 09/01/26	5,362,234
6,997,000	Akamai Technologies, Inc.*^
	0.125%, 05/01/25	7,040,766
5,750,000	Altaba, Inc.~
	0.000%, 12/01/18	7,826,066
4,000,000	Apptio, Inc.*
	0.875%, 04/01/23	4,262,040
3,850,000	Atlassian, Inc.*
	0.625%, 05/01/23	4,248,552
3,900,000	Avaya Holdings Corp.*
	2.250%, 06/15/23	3,861,936
3,300,000	Citrix Systems, Inc.
	0.500%, 04/15/19	5,011,479
1,055,000	Cypress Semiconductor Corp.*
	2.000%, 02/01/23	1,151,807
	Envestnet, Inc.
3,850,000	1.750%, 06/01/23*	4,142,639
3,250,000	1.750%, 12/15/19	3,527,371
3,850,000	Etsy, Inc.*
	0.000%, 03/01/23	4,943,862
6,291,000	Finisar Corp.^
	0.500%, 12/15/36	5,678,477
4,000,000	FireEye, Inc.*^
	0.875%, 06/01/24	3,798,400
7,000,000	Guidewire Software, Inc.^
	1.250%, 03/15/25	6,969,305
6,200,000	II-VI, Inc.*^
	0.250%, 09/01/22	6,548,657
8,350,000	Inphi Corp.
	0.750%, 09/01/21	7,827,290
6,350,000	Intel Corp.~
	3.250%, 08/01/39	14,730,698
4,250,000	Lumentum Holdings, Inc.^
	0.250%, 03/15/24	4,762,295
16,500,000	Microchip Technology, Inc.
	1.625%, 02/15/27	19,784,490

See accompanying Notes to Schedule of Investments

6

Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
5,250,000	Micron Technology, Inc.~
	3.000%, 11/15/43	$9,530,325
5,275,000	New Relic, Inc.*
	0.500%, 05/01/23	5,700,904
1,170,000	Novellus Systems, Inc.~
	2.625%, 05/15/41	6,722,557
6,500,000	NXP Semiconductors, NV^
	1.000%, 12/01/19	7,189,682
	ON Semiconductor Corp.
5,918,000	1.000%, 12/01/20	7,727,251
5,250,000	1.625%, 10/15/23^	6,593,501
5,500,000	OSI Systems, Inc.
	1.250%, 09/01/22	5,368,055
14,250,000	Palo Alto Networks, Inc.*
	0.750%, 07/01/23	13,979,677
3,900,000	Pure Storage, Inc.*^
	0.125%, 04/15/23	4,107,890
4,081,000	Q2 Holdings, Inc.*
	0.750%, 02/15/23	4,755,038
3,375,000	Quotient Technology, Inc.*
	1.750%, 12/01/22	3,678,834
2,300,000	RealPage, Inc.
	1.500%, 11/15/22	3,252,810
3,000,000	Silicon Laboratories, Inc.^
	1.375%, 03/01/22	3,523,200
7,700,000	Square, Inc.*^
	0.500%, 05/15/23	8,430,730
2,757,000	Synaptics, Inc.^
	0.500%, 06/15/22	2,722,372
3,850,000	Twitter, Inc.*
	0.250%, 06/15/24	3,512,702
5,250,000	Veeco Instruments, Inc.
	2.700%, 01/15/23	4,647,326
5,500,000	Viavi Solutions, Inc.
	1.000%, 03/01/24	5,518,480
7,800,000	Wix.com, Ltd.*
	0.000%, 07/01/23	7,463,001
13,500,000	Workday, Inc.*
	0.250%, 10/01/22	14,287,657
7,000,000	Zendesk, Inc.*
	0.250%, 03/15/23	7,637,945
		257,828,301

	Materials (0.6%)
4,700,000	Royal Gold, Inc.^
	2.875%, 06/15/19	4,839,003

	Real Estate (1.8%)
3,446,000	Empire State Realty OP, LP*
	2.625%, 08/15/19	3,463,833
3,600,000	IH Merger Sub, LLC
	3.500%, 01/15/22	3,989,826
3,900,000	Redfin Corp.
	1.750%, 07/15/23	3,998,631
2,750,000	Starwood Property Trust, Inc.^
	4.375%, 04/01/23	2,769,580
		14,221,870

	Telecommunication Services (0.7%)
5,423,000	GCI Liberty, Inc.*
	1.750%, 09/30/46	5,646,428

	Utilities (0.5%)
4,000,000	NRG Energy, Inc.*
	2.750%, 06/01/48	3,925,940
PRINCIPAL AMOUNT		VALUE
	TOTAL CONVERTIBLE BONDS
	(Cost $542,401,183)	$542,082,069

U.S. GOVERNMENT AND AGENCY SECURITIES (1.3%)
	United States Treasury Note
6,639,000	1.875%, 05/31/22	6,415,312
3,442,000	2.375%, 03/15/21	3,409,641
		9,824,953

	TOTAL U.S. GOVERNMENT
	AND AGENCY SECURITIES
	(Cost $10,024,100)	9,824,953

BANK LOANS (3.9%) ‡

	Consumer Discretionary (0.5%)
500,000	American Greetings Corp.
	6.589%, 04/06/24
	1 mo. LIBOR + 4.50%	503,125
902,457	Cumulus Media, Inc.
	6.580%, 05/15/22
	1 mo. LIBOR + 4.50%	892,530
2,437,500	Weight Watchers International,
	Inc.
	7.050%, 11/29/24
	1 mo. LIBOR + 4.75%	2,471,405
		3,867,060
	Energy (0.1%)
997,500	McDermott Tech Americas, Inc.
	7.077%, 05/10/25
	1 mo. LIBOR + 5.00%	1,005,171

	Financials (0.4%)
249,375	AssuredPartners, Inc.
	5.327%, 10/22/24
	1 mo. LIBOR + 3.25%	249,967
1,197,000	Genworth Financial, Inc.
	6.578%, 03/07/23
	1 mo. LIBOR + 4.50%	1,223,191
763,636	GLP Financing, LLC
	3.579%, 04/28/21
	1 mo. LIBOR + 1.50%	757,909
1,000,000	HUB International, Ltd.
	5.335%, 04/25/25
	1 mo. LIBOR + 3.00%	1,000,575
		3,231,642

	Health Care (1.4%)
2,499,422	Amneal Pharmaceuticals, LLC
	5.625%, 05/04/25
	1 mo. LIBOR + 3.50%	2,521,304
2,500,000	Bausch Health Cos., Inc.
	5.092%, 06/01/25
	1 mo. LIBOR + 3.00%	2,506,475
1,200,000	Gentiva Health Services, Inc.
	9.337%, 07/02/26
	3 mo. LIBOR + 7.00%	1,225,500
586,425	Gentiva Health Services, Inc.
	6.125%, 07/02/25
	1 mo. LIBOR + 3.75%	591,923
1,193,955	Mallinckrodt International Finance,
	SA
	5.203%, 09/24/24
	1 mo. LIBOR + 2.75%	1,177,353

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,200,000	Ortho Clinical Diagnostics, SA
	5.327%, 06/30/25
	1 mo. LIBOR + 3.25%	$1,200,534
2,009,824	Team Health Holdings, Inc.
	4.827%, 02/06/24
	1 mo. LIBOR + 2.75%	1,957,066
		11,180,155

	Industrials (0.3%)
1,182,038	Scientific Games International,
	Inc.
	4.903%, 08/14/24
	1 mo. LIBOR + 2.75%	1,184,254
1,194,000	TransDigm, Inc.
	4.577%, 08/22/24
	1 mo. LIBOR + 2.50%	1,195,970
		2,380,224

	Information Technology (0.3%)
2,425,000	First Data Corp.
	4.069%, 04/26/24
	1 mo. LIBOR + 2.00%	2,427,085

	Real Estate (0.2%)
1,200,000	Istar, Inc.
	4.842%, 06/28/23
	6 mo. LIBOR + 2.75%	1,202,250

	Telecommunication Services (0.7%)
1,200,000	Cincinnati Bell, Inc.
	5.327%, 10/02/24
	1 mo. LIBOR + 3.25%	1,207,032
1,216,950	CSC Holdings, LLC
	4.572%, 01/25/26
	1 mo. LIBOR + 2.50%	1,217,711
1,300,000	Intelsat Jackson Holdings, SA
	6.625%, 01/02/24	1,363,778
1,737,964	New Media Holdings II, LLC!
	0.000%, 06/04/20	1,753,180
		5,541,701

	TOTAL BANK LOANS
	(Cost $30,590,652)	30,835,288

SYNTHETIC CONVERTIBLE SECURITIES (1.0%) ¤

Corporate Bonds (0.8%)
	Consumer Discretionary (0.2%)
7,000	American Greetings Corp.*
	7.875%, 02/15/25	6,215
15,000	AV Homes, Inc.^
	6.625%, 05/15/22	15,470
22,000	Beverages & More, Inc.*
	11.500%, 06/15/22	17,609
20,000	Boyd Gaming Corp.*
	6.000%, 08/15/26	20,155
20,000	Caesars Resort Collection, LLC /
	CRC Finco, Inc.*^
	5.250%, 10/15/25	19,282
	CCO Holdings, LLC / CCO
	Holdings Capital Corp.
42,000	5.125%, 05/01/27*^	40,160
16,000	5.750%, 09/01/23	16,285
9,000	5.000%, 02/01/28*^	8,464
PRINCIPAL AMOUNT		VALUE
	Century Communities, Inc.
39,000	5.875%, 07/15/25	$36,886
22,000	6.875%, 05/15/22	22,515
56,000	Dana Financing Luxembourg Sarl*
	6.500%, 06/01/26	56,830
	DISH DBS Corp.^
29,000	5.875%, 11/15/24	24,240
19,000	7.750%, 07/01/26	16,629
37,000	Eldorado Resorts, Inc.^
	6.000%, 04/01/25	37,527
19,000	ESH Hospitality, Inc.*
	5.250%, 05/01/25	18,452
10,000	GameStop Corp.*^
	6.750%, 03/15/21	10,202
	GLP Capital, LP / GLP Financing
	II, Inc.^
20,000	5.250%, 06/01/25µ	20,419
8,000	5.750%, 06/01/28	8,154
16,000	goeasy, Ltd.*µ
	7.875%, 11/01/22	16,829
21,000	Guitar Center Escrow Issuer, Inc.*
	9.500%, 10/15/21	20,595
39,000	Hasbro, Inc.
	6.600%, 07/15/28	44,661
62,000	L Brands, Inc.
	6.875%, 11/01/35	53,491
46,000	Lennar Corp.µ
	6.625%, 05/01/20	48,165
22,000	M/I Homes, Inc.
	5.625%, 08/01/25	20,771
42,000	Mattel, Inc.*^
	6.750%, 12/31/25	40,839
19,000	Mclaren Finance, PLC*
	5.750%, 08/01/22	18,915
31,000	Meritage Homes Corp.
	7.000%, 04/01/22	33,483
41,000	MGM Resorts International^
	6.750%, 10/01/20	43,278
38,000	Penske Automotive Group, Inc.
	5.375%, 12/01/24	37,362
	PetSmart, Inc.*^
26,000	5.875%, 06/01/25	20,631
4,000	8.875%, 06/01/25	2,754
	Rite Aid Corp.
44,000	7.700%, 02/15/27	38,581
12,000	6.125%, 04/01/23*^	12,106
56,000	Royal Caribbean Cruises, Ltd.^µ
	7.500%, 10/15/27	67,116
36,000	Salem Media Group, Inc.*
	6.750%, 06/01/24	32,696
24,000	Sally Holdings, LLC / Sally
	Capital, Inc.^µ
	5.625%, 12/01/25	22,459
58,000	Service Corp. International
	7.500%, 04/01/27	64,846
20,000	Sotheby’s*
	4.875%, 12/15/25	19,198
49,000	Taylor Morrison Communities,
	Inc.*
	5.250%, 04/15/21	49,146
16,000	VOC Escrow, Ltd.*^µ
	5.000%, 02/15/28	15,411
		1,118,827

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Consumer Staples (0.0%)
8,000	Albertsons Companies, Inc.*^µ‡
	6.085%, 01/15/24
	3 mo. USD LIBOR + 3.75%	$8,105
20,000	Albertsons Companies, LLC /
	Safeway, Inc. / New Albertson’s,
	Inc. / Albertson’s, LLC^
	5.750%, 03/15/25	18,019
32,000	Fresh Market, Inc.*^
	9.750%, 05/01/23	22,734
	JBS USA LUX, SA / JBS USA
	Finance, Inc.*
128,000	7.250%, 06/01/21	129,420
29,000	6.750%, 02/15/28	27,627
	New Albertson’s, Inc.
24,000	7.450%, 08/01/29^	20,003
10,000	8.000%, 05/01/31^	8,543
5,000	7.750%, 06/15/26	4,364
	Pilgrim’s Pride Corp.*^
32,000	5.875%, 09/30/27	30,087
8,000	5.750%, 03/15/25	7,680
	Post Holdings, Inc.*^
21,000	5.750%, 03/01/27	20,505
4,000	5.625%, 01/15/28	3,821
	Simmons Foods, Inc.*
12,000	7.750%, 01/15/24	12,424
9,000	5.750%, 11/01/24^	7,457
		320,789

	Energy (0.1%)
6,000	Berry Petroleum Company, LLC*
	7.000%, 02/15/26	6,254
34,000	Blue Racer Midstream, LLC / Blue
	Racer Finance Corp.*
	6.125%, 11/15/22	34,541
12,000	Bruin E&P Partners, LLC*
	8.875%, 08/01/23	12,131
21,000	Buckeye Partners, LP^µ‡
	6.375%, 01/22/78
	3 mo. USD LIBOR + 4.02%	19,360
40,000	Calfrac Holdings, LP*
	8.500%, 06/15/26	38,670
30,000	California Resources Corp.*^
	8.000%, 12/15/22	27,001
31,000	Carrizo Oil & Gas, Inc.^
	6.250%, 04/15/23	31,635
20,000	Chaparral Energy, Inc.*
	8.750%, 07/15/23	20,107
21,000	Chesapeake Energy Corp.^
	8.000%, 01/15/25	21,547
4,000	CONSOL Energy, Inc.*
	11.000%, 11/15/25	4,434
40,000	DCP Midstream Operating, LP*^‡
	5.850%, 05/21/43
	3 mo. USD LIBOR + 3.85%	36,757
8,000	DCP Midstream, LP^‡
	7.375%, 12/15/22
	3 mo. USD LIBOR + 5.15%	7,948
	Denbury Resources, Inc.^
17,000	5.500%, 05/01/22	15,445
12,000	9.250%, 03/31/22*	12,739
9,000	Diamond Offshore Drilling, Inc.^
	7.875%, 08/15/25	9,356
	Energy Transfer Equity, LP^
31,000	5.875%, 01/15/24µ	32,390
5,000	5.500%, 06/01/27	5,131
PRINCIPAL AMOUNT		VALUE
42,000	Energy Transfer Partners, LP^‡
	5.361%, 11/01/66
	3 mo. USD LIBOR + 3.02%	$36,412
	Enterprise Products Operating,
	LLCµ‡
32,000	4.875%, 08/16/77^
	3 mo. USD LIBOR + 2.99%	30,619
8,000	5.375%, 02/15/78
	3 mo. USD LIBOR + 2.57%	7,514
	EP Energy, LLC / Everest
	Acquisition Finance, Inc.*
16,000	7.750%, 05/15/26^	16,362
15,000	9.375%, 05/01/24	12,376
	Genesis Energy, LP / Genesis
	Energy Finance Corp.^
21,000	6.250%, 05/15/26	19,832
20,000	6.500%, 10/01/25	19,406
	Gulfport Energy Corp.^
20,000	6.375%, 05/15/25	19,530
12,000	6.000%, 10/15/24	11,695
16,000	Halcon Resources Corp.
	6.750%, 02/15/25	14,917
20,000	HighPoint Operating Corp.
	7.000%, 10/15/22	20,114
27,000	Lonestar Resources America,
	Inc.*
	11.250%, 01/01/23	29,059
20,000	Magnolia Oil & Gas Operating,
	LLC / Magnolia Oil & Gas Finance
	Corp.*
	6.000%, 08/01/26	20,147
16,000	McDermott Technologies
	Americas, Inc. / McDermott
	Technology U.S., Inc.*
	10.625%, 05/01/24	16,620
7,000	Moss Creek Resources Holdings,
	Inc.*
	7.500%, 01/15/26	6,878
2,000	Nabors Industries, Inc.*^µ
	5.750%, 02/01/25	1,894
14,000	Oasis Petroleum, Inc.*^
	6.250%, 05/01/26	14,074
20,000	Par Petroleum, LLC / Petroleum
	Finance Corp.*
	7.750%, 12/15/25	20,260
21,000	PDC Energy, Inc.µ
	5.750%, 05/15/26	20,804
18,000	Petroleum Geo-Services, ASA*^
	7.375%, 12/15/20	18,192
20,000	Plains All American Pipeline,
	LPµ‡
	6.125%, 11/15/22
	3 mo. USD LIBOR + 4.11%	19,599
8,000	QEP Resources, Inc.^
	5.625%, 03/01/26	7,717
82,000	SEACOR Holdings, Inc.
	7.375%, 10/01/19	84,887
31,000	SESI, LLC^
	7.750%, 09/15/24	32,070
9,000	SM Energy Company^
	6.750%, 09/15/26	9,200
17,000	Southwestern Energy Company^
	7.500%, 04/01/26	17,666
13,000	Sunoco, LP / Sunoco Finance
	Corp.*^
	5.500%, 02/15/26	12,440

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
4,000	Targa Resources Partners, LP /
	Targa Resources Partners
	Finance Corp.*^
	5.875%, 04/15/26	$4,093
4,000	TransMontaigne Partners, LP /
	TLP Finance Corp.
	6.125%, 02/15/26	3,966
4,000	Transocean Pontus, Ltd.*
	6.125%, 08/01/25	4,075
19,000	Transocean, Inc.*^
	7.500%, 01/15/26	19,479
21,000	Vine Oil & Gas, LP / Vine Oil &
	Gas Finance Corp.*^
	8.750%, 04/15/23	19,467
	W&T Offshore, Inc.*
24,000	8.500%, 06/15/21
	10.000% PIK Rate	23,107
17,000	9.000%, 05/15/20
	10.750% PIK rate	17,328
42,000	Weatherford International, Ltd.^
	8.250%, 06/15/23	41,845
20,000	Whiting Petroleum Corp.^µ
	6.625%, 01/15/26	20,721
	WildHorse Resource
	Development Corp.
25,000	6.875%, 02/01/25	25,346
8,000	6.875%, 02/01/25*	8,118
		1,063,275

	Financials (0.1%)
40,000	Acrisure, LLC / Acrisure Finance,
	Inc.*
	7.000%, 11/15/25	36,323
58,000	Ally Financial, Inc.
	8.000%, 11/01/31	70,196
21,000	Amwins Group, Inc.*
	7.750%, 07/01/26	22,000
36,000	Ardonagh Midco 3, PLC*^
	8.625%, 07/15/23	36,865
36,000	AssuredPartners, Inc.*
	7.000%, 08/15/25	34,881
20,000	Bank of America Corp.µ‡
	5.875%, 03/15/28
	3 mo. USD LIBOR + 2.93%	19,830
20,000	Bank of Nova Scotia^µ‡
	4.650%, 10/12/22
	3 mo. USD LIBOR + 2.65%	18,273
34,000	Brookfield Residential Properties,
	Inc.*
	6.375%, 05/15/25	34,003
40,000	Charles Schwab Corp.^µ‡
	5.000%, 12/01/27
	3 mo. USD LIBOR + 2.58%	38,787
18,000	CyrusOne, LP / CyrusOne
	Finance Corp.µ
	5.375%, 03/15/27	17,920
36,000	Dell International, LLC / EMC
	Corp.*µ
	6.020%, 06/15/26	38,096
20,000	Discover Financial Services^µ‡
	5.500%, 10/30/27
	3 mo. USD LIBOR + 3.08%	19,628
33,000	Equinix, Inc.
	5.375%, 04/01/23	33,917
PRINCIPAL AMOUNT		VALUE
8,000	Greystar Real Estate Partners,
	LLC*
	5.750%, 12/01/25	$7,765
21,000	HUB International, Ltd.*
	7.000%, 05/01/26	21,099
30,000	ILFC E-Capital Trust II*‡
	4.820%, 12/21/65
	3 mo. USD LIBOR + 1.80%	27,572
44,000	Iron Mountain, Inc.*^µ
	5.250%, 03/15/28	40,759
	Jefferies Finance, LLC*
47,000	7.375%, 04/01/20	47,961
43,000	7.250%, 08/15/24	42,214
19,000	Ladder Capital Finance Holdings
	LLLP / Ladder Capital Finance
	Corp.*^µ
	5.250%, 10/01/25	17,830
17,000	Level 3 Financing, Inc.^
	5.375%, 05/01/25	16,596
21,000	LPL Holdings, Inc.*
	5.750%, 09/15/25	20,446
	MetLife, Inc.
34,000	6.400%, 12/15/36µ	36,202
2,000	5.875%, 03/15/28^‡
	3 mo. USD LIBOR + 2.96%	2,053
38,000	Nationstar Mortgage, LLC /
	Nationstar Capital Corp.
	6.500%, 07/01/21	38,113
	Navient Corp.^
25,000	6.750%, 06/25/25	24,876
10,000	6.500%, 06/15/22	10,213
18,000	NexBank Capital, Inc.*‡&
	6.375%, 09/30/27
	3 mo. USD LIBOR + 4.59%	18,175
30,000	Oil Insurance, Ltd.*‡
	5.319%, 08/31/18
	3 mo. USD LIBOR + 2.98%	28,491
39,000	Quicken Loans, Inc.*^µ
	5.750%, 05/01/25	38,894
21,000	Simmons First National Corp.‡
	5.000%, 04/01/28
	3 mo. USD LIBOR + 2.15%	20,840
	Springleaf Finance Corp.^
27,000	6.875%, 03/15/25	27,421
17,000	8.250%, 10/01/23	18,847
11,000	Towne Bank‡
	4.500%, 07/30/27
	3 mo. USD LIBOR + 2.55%	10,874
41,000	Tronox Finance, PLC*
	5.750%, 10/01/25	39,585
		977,545

	Health Care (0.1%)
38,000	Acadia Healthcare Company,
	Inc.^
	5.625%, 02/15/23	38,321
	Bausch Health Cos., Inc.*
41,000	8.500%, 01/31/27	42,207
40,000	9.000%, 12/15/25^	42,449
21,000	7.500%, 07/15/21^	21,438
20,000	9.250%, 04/01/26^	21,297
	Community Health Systems, Inc.
62,000	8.125%, 06/30/24*^	51,077
6,000	6.875%, 02/01/22	2,948
60,000	DaVita, Inc.^
	5.125%, 07/15/24	58,419

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
54,000	Endo DAC / Endo Finance, LLC /
	Endo Finco, Inc.*^
	6.000%, 07/15/23	$45,994
11,000	Endo Finance, LLC / Endo Finco,
	Inc.*
	7.250%, 01/15/22	10,395
	HCA, Inc.
120,000	5.875%, 05/01/23^	125,743
19,000	7.500%, 11/06/33	20,349
19,000	Horizon Pharma, Inc. / Horizon
	Pharma USA, Inc.*^
	8.750%, 11/01/24	20,282
21,000	Magellan Health, Inc.µ
	4.400%, 09/22/24	20,515
27,000	Mallinckrodt International Finance,
	SA / Mallinckrodt CB, LLC*^
	5.625%, 10/15/23	23,303
8,000	Team Health Holdings, Inc.*^
	6.375%, 02/01/25	7,007
	Tenet Healthcare Corp.^
58,000	6.750%, 06/15/23	58,954
40,000	5.125%, 05/01/25	38,875
37,000	Teva Pharmaceutical Finance
	Company, BVµ
	2.950%, 12/18/22	34,126
62,000	Teva Pharmaceutical Finance IV,
	BVµ
	3.650%, 11/10/21	59,868
9,000	Teva Pharmaceutical Finance IV,
	LLC^µ
	2.250%, 03/18/20	8,763
21,000	Teva Pharmaceutical Finance
	Netherlands III, BV^µ
	6.000%, 04/15/24	21,797
17,000	West Street Merger Sub, Inc.*^
	6.375%, 09/01/25	16,649
		790,776

	Industrials (0.1%)
24,000	ACCO Brands Corp.*
	5.250%, 12/15/24	23,827
	Allison Transmission, Inc.*µ
14,000	4.750%, 10/01/27^	13,052
9,000	5.000%, 10/01/24	8,854
12,000	Apergy Corp.*
	6.375%, 05/01/26	12,258
21,000	ARD Securities Finance Sarl*
	8.750%, 01/31/23
	8.750% PIK rate	21,055
21,000	Beacon Roofing Supply, Inc.*^
	4.875%, 11/01/25	19,621
20,000	Bombardier, Inc.*^
	7.500%, 12/01/24	21,298
	Covanta Holding Corp.
23,000	5.875%, 03/01/24	23,054
5,000	5.875%, 07/01/25^	4,909
21,000	Delphi Technologies, PLC*
	5.000%, 10/01/25	19,911
12,000	Energizer Gamma Acquisition,
	Inc.*^µ
	6.375%, 07/15/26	12,346
20,000	Fly Leasing, Ltd.
	5.250%, 10/15/24	18,906
4,000	FXI Holdings, Inc.*
	7.875%, 11/01/24	3,925
PRINCIPAL AMOUNT		VALUE
36,000	Garda World Security Corp.*
	7.250%, 11/15/21	$35,884
41,000	Golden Nugget, Inc.*
	6.750%, 10/15/24	40,952
28,000	Gray Television, Inc.*^
	5.875%, 07/15/26	27,414
20,000	Great Lakes Dredge & Dock Corp.
	8.000%, 05/15/22	20,663
30,000	H&E Equipment Services, Inc.^
	5.625%, 09/01/25	29,777
	Hertz Corp.
20,000	7.375%, 01/15/21^	19,817
4,000	7.625%, 06/01/22*	3,925
	Icahn Enterprises, LP
22,000	6.750%, 02/01/24^	22,492
21,000	6.375%, 12/15/25µ	21,164
7,000	James Hardie International
	Finance, Ltd.*^
	4.750%, 01/15/25	6,869
21,000	Jeld-Wen, Inc.*
	4.625%, 12/15/25	20,005
10,000	JPW Industries Holding Corp.*
	9.000%, 10/01/24	10,200
34,000	Meritor, Inc.^
	6.250%, 02/15/24	34,147
21,000	Multi-Color Corp.*^
	4.875%, 11/01/25	19,550
29,000	Navistar International Corp.*^
	6.625%, 11/01/25	30,336
	Park Aerospace Holdings, Ltd.*^
18,000	5.500%, 02/15/24	17,826
13,000	4.500%, 03/15/23	12,483
36,000	Park-Ohio Industries, Inc.^
	6.625%, 04/15/27	36,597
20,000	Scientific Games International,
	Inc.*^
	5.000%, 10/15/25	19,275
13,000	Tennant Company
	5.625%, 05/01/25	13,009
4,000	Titan Acquisition, Ltd. / Titan Co-
	Borrower, LLC*
	7.750%, 04/15/26	3,592
7,000	TransDigm UK Holdings, PLC*^
	6.875%, 05/15/26	7,196
32,000	United Rentals North America,
	Inc.^µ
	4.875%, 01/15/28	29,925
10,000	Waste Pro USA, Inc.*
	5.500%, 02/15/26	9,563
		695,677

	Information Technology (0.0%)
30,000	Alliance Data Systems Corp.*
	5.875%, 11/01/21	30,645
	Cardtronics, Inc.
16,000	5.500%, 05/01/25*	14,334
16,000	5.125%, 08/01/22	15,329
28,000	CBS Radio, Inc.*^
	7.250%, 11/01/24	26,440
18,000	CDK Global, Inc.^µ
	4.875%, 06/01/27	17,673
51,000	Clear Channel Worldwide
	Holdings, Inc.^
	7.625%, 03/15/20	51,167
19,000	CommScope Technologies, LLC*^
	6.000%, 06/15/25	19,505

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
21,000	Harland Clarke Holdings Corp.*^
	8.375%, 08/15/22	$20,111
	Nuance Communications, Inc.^µ
23,000	5.625%, 12/15/26	22,893
20,000	6.000%, 07/01/24	20,419
21,000	TTM Technologies, Inc.*^
	5.625%, 10/01/25	20,849
18,000	VFH Parent, LLC*^
	6.750%, 06/15/22	18,552
		277,917

	Materials (0.1%)
36,000	AK Steel Corp.^
	6.375%, 10/15/25	33,277
	Alcoa Nederland Holding, BV*^
32,000	7.000%, 09/30/26µ	34,640
3,000	6.125%, 05/15/28	3,109
65,000	ArcelorMittal, SA^
	7.000%, 10/15/39	73,849
24,000	Arconic, Inc.^µ
	5.125%, 10/01/24	23,977
37,000	Ardagh Packaging Finance, PLC /
	Ardagh Holdings USA, Inc.*^
	6.000%, 02/15/25	36,168
8,000	Baffinland Iron Mines Corp. /
	Baffinland Iron Mines, LP*
	8.750%, 07/15/26	8,019
7,000	Cleveland-Cliffs, Inc.
	5.900%, 03/15/20	7,117
4,000	Commercial Metals Company*µ
	5.750%, 04/15/26	3,892
	First Quantum Minerals, Ltd.*
12,000	7.000%, 02/15/21^	12,137
10,000	7.250%, 04/01/23	10,002
30,000	INEOS Group Holdings, SA*^
	5.625%, 08/01/24	29,740
12,000	JW Aluminum Continuous Cast
	Company*
	10.250%, 06/01/26	11,975
13,000	Kinross Gold Corp.µ
	4.500%, 07/15/27	12,023
19,000	New Gold, Inc.*^
	6.375%, 05/15/25	17,455
48,000	PBF Holding Company, LLC /
	PBF Finance Corp.^
	7.250%, 06/15/25	50,459
39,000	PH Glatfelter Companyµ
	5.375%, 10/15/20	39,281
	United States Steel Corp.^
39,000	6.875%, 08/15/25	39,947
8,000	6.250%, 03/15/26	8,016
		455,083

	Real Estate (0.0%)
18,000	Crescent Communities,
	LLC/Crescent Ventures, Inc.*
	8.875%, 10/15/21	19,014
38,000	MPT Operating Partnership, LP /
	MPT Finance Corp.µ
	5.000%, 10/15/27	36,839
21,000	Starwood Property Trust, Inc.*^
	4.750%, 03/15/25	20,763
		76,616
PRINCIPAL AMOUNT		VALUE

	Telecommunication Services (0.1%)
16,000	Altice Financing, SA*^
	7.500%, 05/15/26	$15,637
38,000	Altice France, SA*^
	7.375%, 05/01/26	37,615
	Altice Luxembourg, SA*^
8,000	7.750%, 05/15/22	7,992
7,000	7.625%, 02/15/25	6,526
25,000	Altice US Finance I Corp.*^µ
	5.500%, 05/15/26	24,575
11,000	Block Communications, Inc.*
	6.875%, 02/15/25	11,012
22,000	CB Escrow Corp.*
	8.000%, 10/15/25	20,160
7,000	Cequel Communications Holdings
	I, LLC / Cequel Capital Corp.*^
	7.500%, 04/01/28	7,234
7,000	Cincinnati Bell, Inc.*^
	7.000%, 07/15/24	6,247
21,000	Consolidated Communications,
	Inc.^
	6.500%, 10/01/22	19,653
58,000	CSC Holdings, LLC*^µ
	5.500%, 04/15/27	55,860
88,000	Embarq Corp.µ
	7.995%, 06/01/36	83,003
	Frontier Communications Corp.
51,000	11.000%, 09/15/25^	41,493
39,000	7.625%, 04/15/24	26,516
8,000	8.500%, 04/01/26*^	7,690
	Hughes Satellite Systems Corp.^
20,000	6.625%, 08/01/26	19,125
4,000	5.250%, 08/01/26µ	3,833
	Inmarsat Finance, PLC*^
16,000	4.875%, 05/15/22	15,876
8,000	6.500%, 10/01/24	8,059
	Intelsat Jackson Holdings, SA
28,000	9.750%, 07/15/25*	29,941
19,000	7.500%, 04/01/21^	19,115
16,000	8.000%, 02/15/24*^	16,870
21,000	Qwest Corp.µ
	6.875%, 09/15/33	19,910
8,000	SBA Communications Corp.^
	4.000%, 10/01/22	7,763
	Sprint Corp.^
99,000	7.875%, 09/15/23	105,695
36,000	7.125%, 06/15/24	37,023
20,000	T-Mobile USA, Inc.µ
	4.750%, 02/01/28	18,563
4,000	Telecom Italia Capital, SA^
	6.000%, 09/30/34	3,969
29,000	United States Cellular Corp.^
	6.700%, 12/15/33	29,917
8,000	Wind Tre, S.p.A.*^
	5.000%, 01/20/26	7,220
	Windstream Services, LLC /
	Windstream Finance Corp.
20,000	8.625%, 10/31/25*	18,822
6,000	7.750%, 10/01/21	4,620
5,000	10.500%, 06/30/24*	5,020
		742,554

	Utilities (0.0%)
5,000	NGPL PipeCo, LLC*^µ
	4.875%, 08/15/27	5,006

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	NRG Energy, Inc.
35,000	6.625%, 01/15/27	$36,260
12,000	5.750%, 01/15/28*^	11,917
39,000	PPL Capital Funding, Inc.^µ‡
	4.999%, 03/30/67
	3 mo. USD LIBOR + 2.67%	38,584
12,000	Talen Energy Supply, LLC*^
	10.500%, 01/15/26	10,409
21,000	TerraForm Power Operating, LLC*
	5.000%, 01/31/28	19,808
17,000	Vistra Energy Corp.*^
	8.125%, 01/30/26	18,722
		140,706

	TOTAL CORPORATE BONDS	6,659,765

U.S. Government and Agency Securities (0.0%)
	United States Treasury Note
111,000	1.875%, 05/31/22	107,260
58,000	2.375%, 03/15/21	57,455
		164,715

	TOTAL U.S. GOVERNMENT AND
	AGENCY SECURITIES	164,715

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Purchased Options (0.2%) #

	Financials (0.1%)
2,250	Bank of America Corp.
225,000	Call, 01/18/19, Strike $30.00	537,750

	Industrials (0.0%)
480	Stanley Black & Decker, Inc.
48,000	Call, 01/18/19, Strike $170.00	81,600

	Information Technology (0.1%)
405	Red Hat, Inc.
40,500	Call, 01/18/19, Strike $155.00	255,150
605	Take-Two Interactive Software,
60,500	Inc.
	Call, 01/18/19, Strike $130.00	329,725
		584,875

	TOTAL PURCHASED OPTIONS	1,204,225

	TOTAL SYNTHETIC
	CONVERTIBLE SECURITIES
	(Cost $9,818,535)	8,028,705

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (13.8%)
	Consumer Staples (0.7%)
54,000	Bunge, Ltd.
	4.875%, 12/31/49	5,902,038
NUMBER OF SHARES		VALUE
	Energy (2.1%)
95,000	CenterPoint Energy, Inc. (Warner
	Media, LLC, Charter
	Communications Time, Inc.)§**
	3.399%, 09/15/29	$4,146,417
100,400	Hess Corp.
	8.000%, 02/01/19	7,325,184
	NuStar Energy, LP‡
175,000	7.625%, 06/15/22
	3 mo. USD LIBOR + 5.64%	3,906,000
55,769	8.500%, 12/15/21^
	3 mo. USD LIBOR + 6.77%	1,340,687
		16,718,288

	Financials (2.8%)
46,000	AMG Capital Trust II
	5.150%, 10/15/37	2,734,309
4,600	Bank of America Corp.
	7.250%, 12/31/49	5,852,304
27,248	Virtus Investment Partners, Inc.
	7.250%, 02/01/20	3,027,798
8,100	Wells Fargo & Company
	7.500%, 12/31/49	10,278,900
		21,893,311

	Health Care (0.9%)
108,000	Becton Dickinson and Company
	6.125%, 05/01/20	6,854,760

	Industrials (1.8%)
7,050	Fortive Corp.
	5.000%, 07/01/21	7,437,750
105,400	Rexnord Corp.^
	5.750%, 11/15/19	6,731,898
		14,169,648

	Real Estate (1.9%)
6,600	Crown Castle International Corp.
	6.875%, 08/01/20	7,042,332
130,225	Welltower, Inc.
	6.500%, 12/31/49	7,734,063
		14,776,395

	Utilities (3.6%)
107,225	DTE Energy Company
	6.500%, 10/01/19	5,636,925
270,265	NextEra Energy, Inc.
	6.123%, 09/01/19	15,472,671
	Sempra Energy
34,774	6.750%, 07/15/21	3,567,129
35,250	6.000%, 01/15/21	3,606,428
		28,283,153

	TOTAL CONVERTIBLE
	PREFERRED STOCKS
	(Cost $102,943,929)	108,597,593

COMMON STOCKS (5.4%)

	Consumer Discretionary (0.0%)
4,930	Cumulus Media, Inc. - Class A#	82,577
17,655	GameStop Corp. - Class A^~	254,409
		336,986

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE
	Energy (1.6%)
1,875	Chevron Corp.	$236,756
64,780	Enterprise Products Partners, LP~	1,878,620
13,550	GasLog, Ltd.	228,317
20,414	Gulfmark Offshore, Inc.#	769,404
17,952	Gulfmark Offshore, Inc.^#	676,611
26,355	Magellan Midstream Partners, LP	1,891,235
51,951	Ocean Rig UDW, Inc. - Class A#	1,456,706
6,925	Schlumberger, Ltd.	467,576
344,673	Southwestern Energy Company^#	1,771,619
57,205	Spectra Energy Partners, LP~	2,114,869
17,965	Targa Resources Corp.	917,473
8,500	Williams Companies, Inc.	252,875
		12,662,061

	Financials (0.1%)
13,850	American International Group, Inc.	764,658

	Health Care (3.7%)
88,148	Allergan, PLC	16,227,165
28,685	Anthem, Inc.	7,257,305
50,007	Molina Healthcare, Inc.^#	5,205,229
		28,689,699

	TOTAL COMMON STOCKS
	(Cost $55,806,567)	42,453,404

WARRANT (0.0%) #

	Consumer Discretionary (0.0%)
6,663	Cumulus Media, Inc.
	05/31/38, Strike $0.00
	(Cost $94,948)	101,611

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.1%) #
	Consumer Discretionary (0.1%)
51	Booking Holdings, Inc.
5,100	Put, 01/18/19, Strike $2,100.00	822,375

	Information Technology (0.0%)
450	Citrix Systems, Inc.
45,000	Put, 09/21/18, Strike $100.00	39,375

	TOTAL PURCHASED OPTIONS
	(Cost $832,772)	861,750

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (3.3%)
12,964,162	Fidelity Prime Money Market Fund
	- Institutional Class, 2.060%***	12,969,347
12,883,931	Morgan Stanley Institutional
	Liquidity Funds - Government
	Portfolio, 1.810%***	12,883,931

	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $25,853,278)	25,853,278

TOTAL INVESTMENTS (148.4%)
(Cost $1,182,899,152)		$1,166,399,491

MANDATORY REDEEMABLE PREFERRED
SHARES, AT LIQUIDATION VALUE (-12.7%)		(100,000,000)

LIABILITIES, LESS OTHER ASSETS (-35.7%)		(280,521,976)

NET ASSETS (100.0%)		$785,877,515
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTION (0.0%) #
Consumer Discretionary (0.0%)
51	Booking Holdings, Inc.
5,100	Put, 01/18/19, Strike $1,850.00
	(Premium $224,232)	(293,760)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $52,928,497.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2018.
&	Illiquid security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $960,143.
@	In default status and considered non-income producing.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at July 31, 2018.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of July 31, 2018.

FOREIGN CURRENCY ABBREVIATION

CAD	Canadian Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Convertible Opportunities and Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 17, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 26, 2002.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities and under normal circumstances, the Fund will invest at least 35% of its managed assets in convertible securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2018 was as follows:*

Cost basis of investments	$1,182,674,920
Gross unrealized appreciation	47,913,990
Gross unrealized depreciation	(64,483,179)
Net unrealized appreciation (depreciation)	$(16,569,189)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 4,000,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $100.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at July 31, 2018.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	1,330	$25	$33,250,000
Series B	9/06/24	4.00%	1,330	$25	$33,250,000
Series C	9/06/27	4.24%	1,340	$25	$33,500,000
				Total	$100,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA” by Fitch Ratings, Inc. (“Fitch”). If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.

Note 4 – Fair Value Measurements

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•	Level 3 – Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$397,760,840	$—	$397,760,840
Convertible Bonds	—	542,082,069	—	542,082,069
U.S. Government and Agency Securities	—	9,824,953	—	9,824,953
Bank Loans	—	30,835,288	—	30,835,288
Synthetic Convertible Securities (Corporate Bonds)	—	6,659,765	—	6,659,765
Synthetic Convertible Securities (U.S. Government and Agency Security)	—	164,715	—	164,715
Synthetic Convertible Securities (Purchased Options)	1,204,225	—	—	1,204,225
Convertible Preferred Stocks	90,177,904	18,419,689	—	108,597,593
Common Stocks U.S.	41,601,423	851,981	—	42,453,404
Warrant	—	101,611	—	101,611
Purchased Options	861,750	—	—	861,750
Short Term Investments	25,853,278	—	—	25,853,278
TOTAL	$159,698,580	$1,006,700,911	$—	$1,166,399,491
Liabilities:
Written Option	$293,760	$—	$—	$293,760
TOTAL	$293,760	$—	$—	$293,760

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible Opportunities and Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible Opportunities and Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 7, 2018

By:	/s/ Curtis Holloway
Name:	Curtis Holloway
Title:	Principal Financial Officer
Date:	September 7, 2018